Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details)
$ / shares in Units, $ in Thousands, item in Millions, R$ in Millions, $ in Millions
			1 Months Ended	12 Months Ended
	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 1998	Dec. 31, 2020 ARS ($) kg item $ / item shares	Dec. 31, 2020 USD ($) kg item $ / item shares	Dec. 31, 2001	Oct. 09, 2020 shares	Dec. 31, 2019 shares	Oct. 04, 2019 BRL (R$)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Jan. 19, 2018 shares	Dec. 31, 2006 $ / shares shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares				1,500,000,000	1,500,000,000							148,117,500
Insurance granted by Guarantee letter of CAAP signed with Zurich Brazil | R$									R$ 206.5
Minimum
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares							160,022,262
Punta del Este
Schedule Of Commitment [Line Items]
Minimum annual concession fee	$ 500
Incremental capital expenditures	35,000
Construction completion guarantee	1,600
Concession contract fulfilment guarantee	$ 4,200
Argentina | AA2000
Schedule Of Commitment [Line Items]
Minimum amount for civil liability insurance policy provision										$ 300.0	$ 3,600
Civil liability insurance premium paid		$ 500,000
Number of preferred shares convertible into common shares | shares													496,161,413
Nominal value of each convertible preferred share | $ / shares													$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion													12.50%
Percentage of nominal value of preferred shares as accrued annual dividend													2.00%
Initial term of concession agreement			30 years			20 years
Concession agreement extension period			10 years	10 years	10 years
Concession contract fulfilment guarantee				$ 1,123.9	$ 13,360
Argentina | AA2000 | Preference shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares				910,978,514	910,978,514			747,529,409
Argentina | NQN
Schedule Of Commitment [Line Items]
Initial term of concession agreement						20 years
Concession agreement extension period				5 years	5 years
URUGUAY
Schedule Of Commitment [Line Items]
Number of passengers to determine additional fees | item				1.5	1.5
Incremental capital expenditures					$ 18,400
URUGUAY | Puerta del sur
Schedule Of Commitment [Line Items]
Initial term of concession agreement				20 years	20 years
Concession agreement extension period				10 years	10 years
Period to incur additional capital expenditures				5 years	5 years
Annual fee required to pay government higher of stated amount as per first condition					$ 4,555
Annual fee required to pay government, number of work units required, as per second condition | kg				100	100
Annual fee required to pay government, per unit value required, as per second condition | $ / item				0.00419	0.00419
Guarantee securing completion of construction work of new terminal		$ 1,500
Performance guarantee					$ 6,000
Period for performance guarantee returned after expiration of concession agreement				6 months	6 months
Minimum coverage amount					$ 250,000
Incremental capital expenditures					$ 8,200